THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account E

                               The American Legacy

                   Lincoln National Variable Annuity Account H

                               American Legacy II
                               American Legacy III
                           American Legacy III C Share
                            American Legacy III Plus
                            American Legacy III View
                     American Legacy Shareholder's Advantage
                             American Legacy Design


This Supplement outlines a change to your American Legacy variable annuity prospectus. It is for informational purposes only and requires no action on your part.

Lincoln SmartSecurity(R) Advantage - Lifetime Withdrawals.

The three-year requirement (Waiting Period) to receive payment of the Maximum Annual Withdrawal amount for the life of the owner (and Joint Life if applicable) under the Lincoln SmartSecurity(R) Advantage has been eliminated.



               Please retain this Supplement for future reference.


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                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account E

                               The American Legacy

                   Lincoln National Variable Annuity Account H

                               American Legacy II
                               American Legacy III
                           American Legacy III C Share
                            American Legacy III View
                     American Legacy Shareholder's Advantage
                             American Legacy Design

                        Supplement to the 2006 Prospectus

This supplement addresses certain changes to your American Legacy variable annuity prospectus that will be effective March 12, 2007. It is for informational purposes only and requires no action on your part.

Guaranteed Income Benefit with i4LIFE(R) Advantage and 4LATER(R) Advantage

For both qualified and non-qualified contracts, the minimum Access Period required for these benefits is 15 years or to age 85, whichever is longer.

In addition, i4LIFE(R) Advantage Guaranteed Income Benefit or 4LATER(R) Advantage Guaranteed Income Benefit will be available on joint life payouts in IRA markets. For IRAs, the secondary life and primary beneficiary must be the spouse of the annuitant, and the spouse must be at least age 59 1/2 at the time the i4LIFE(R) Advantage Guaranteed Income Benefit or 4LATER(R) Advantage Guaranteed Income Benefit is elected.





               Please retain this supplement for future reference.